Redeemable Noncontrolling Interests (Changes in Redeemable Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Statement of Stockholders' Equity [Abstract]
Beginning Balance			¥ 0	¥ 0
Transaction with noncontrolling interests			949	0
Comprehensive income
Net income			23	0
Other comprehensive income
Net change of foreign currency translation adjustments			2	0
Total other comprehensive income			2	0
Comprehensive income	¥ (75)	¥ 0	25	0
Ending Balance	¥ 974	¥ 0	¥ 974	¥ 0